Annual Total Returns - Fidelity® OTC Portfolio [BarChart] - 07.31 Fidelity OTC Portfolio Retail PRO-06 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Retail Class	Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	20.14%
Annual Return 2011	(0.42%)
Annual Return 2012	11.29%
Annual Return 2013	46.50%
Annual Return 2014	16.49%
Annual Return 2015	10.92%
Annual Return 2016	3.11%
Annual Return 2017	38.59%
Annual Return 2018	(3.21%)
Annual Return 2019	39.22%